As filed with the Securities and Exchange Commission on  June 3 , 2011
File No. 33-01575
File No. 811-04471

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2 8	☒
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2 8	☒

Value Line Aggressive Income Trust
(Exact Name of Registrant as Specified in Charter)

7 Times Square, 21st Floor
New York, New York 100 36-6524
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (212) 907-1 9 00

Mitchell E. Appel
Value Line Aggressive Income Trust
7 Times Square, 21st Floor
New York, New York 100 36-6524
(Name and Address of Agent for Service)

Copy to:
Peter D. Lowenstein, Esq.
496 Valley Road
Cos Cob, CT 06807

It is proposed that this filing will become effective (check appropriate box)
☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 3rd day of June , 2011.

VALUE LINE AGGRESSIVE INCOME TRUST

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President and Chief Executive Officer

          Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

*Joyce E. Heinzerling	Trustee	June 3 , 2011
(Joyce E. Heinzerling)

*Francis C. Oakley	Trustee	June 3 , 2011
(Francis C. Oakley)

*David H. Porter	Trustee	June 3 , 2011
(David H. Porter)

*Paul Craig Roberts	Trustee	June 3 , 2011
(Paul Craig Roberts)

*Nancy-Beth Sheerr	Trustee	June 3 , 2011
(Nancy-Beth Sheerr)

*Daniel S. Vandivort	Trustee	June 3 , 2011
(Daniel S. Vandivort)

/s/ Mitchell E. Appel	Trustee; President and Chief	June 3 , 2011
(Mitchell E. Appel)	Executive Officer (Principal
Executive Officer)

/s/ Emily D. Washington	Treasurer; Principal Financial	June 3 , 2011
(Emily D. Washington)	and Accounting Officer; Secretary

*By:	/s/ Mitchell E. Appel
(Mitchell E. Appel, attorney-in-fact)

*Pursuant to Power of Attorney filed as an exhibit to Post-Effective Amendment No. 27, and incorporated herein by reference

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL INSTANCE DOCUMENT
EX-101.SCH	XBRL TAXONOMY EXTENSION SCHEMA DOCUMENT
EX-101.CAL	XBRL TAXONOMY EXTENSION CALCULATION LINKBASE
EX-101.DEF	XBRL TAXONOMY EXTENSION DEFINITION LINKBASE
EX-101.LAB	XBRL TAXONOMY EXTENSION LABELS LINKBASE
EX-101.PRE	XBRL TAXONOMY EXTENSION PRESENTATION LINKBASE